SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CHANGES IN ACCOUNTING POLICIES (Details) $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Measurement of lease liabilities
Operating lease commitments disclosed as at December 31, 2018				¥ 467,920,000
Lease liability recognized as at January 1, 2019	¥ 1,176,426,000			0
Of which are:
Current lease liabilities	58,490,000	$ 8,402		0
Non-current lease liabilities	1,117,936,000	160,581		0
Total lease liabilities	1,176,426,000			0
Adjustment recognized in the balance sheet on January 1, 2019
Increase of right-of-use assets	3,037,618,000	436,327
Decrease of leasehold land payments	0	0		1,924,496,000
Increase of lease liabilities	1,176,426,000			0
Impact on retained earnings	¥ 7,263,107,000	$ 1,043,280		¥ 7,017,944,000
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Lessee's incremental borrowing rate			4.90%
Measurement of lease liabilities
Total undiscounted lease liability as at January 1, 2019			¥ 5,147,120,000
Discounted using the lessee's incremental borrowing rate of at the date of initial application			1,177,246,000
Lease liability recognized as at January 1, 2019			1,177,246,000
Of which are:
Current lease liabilities			58,490,000
Non-current lease liabilities			1,118,756,000
Total lease liabilities			1,177,246,000
Adjustment recognized in the balance sheet on January 1, 2019
Increase of lease liabilities			1,177,246,000
IFRS 16 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Measurement of lease liabilities
Add: adjustments as a result of exercising extension options			4,679,200,000
Lease liability recognized as at January 1, 2019			1,177,246,000
Of which are:
Total lease liabilities			1,177,246,000
Adjustment recognized in the balance sheet on January 1, 2019
Increase of right-of-use assets			3,101,742,000
Decrease of leasehold land payments			(1,924,496,000)
Increase of lease liabilities			1,177,246,000
Impact on retained earnings			¥ 0

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.